Document and Entity Information	1 Months Ended
Sep. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	ARABELLA EXPLORATION, INC.
Entity Central Index Key	0001506374
Trading Symbol	lokaf
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Sep. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1